CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Nov. 09, 2020	Sep. 15, 2020
Common stock subject to possible redemption, shares		17,950,991
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 10.00
Common stock, shares issued	2,949,428	3,574,009
Common stock, shares outstanding	2,949,428	3,574,009
Class A common stock
Common stock subject to possible redemption, shares	18,575,572	17,950,991
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	2,949,428	3,574,009
Common stock, shares outstanding	2,949,428	3,574,009
Class B common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	5,381,250	5,381,250	5,381,250
Common stock, shares outstanding	5,381,250	5,381,250	5,381,250	5,750,000
Class A Common Stock Subject to Redemption
Common stock subject to possible redemption, shares	18,575,572	17,950,991